UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22612

Wakefield Alternative Series Trust

(Exact name of registrant as specified in charter)

700 17th Street, Suite 1550

Denver, CO 80202

(Address of principal executive offices) (Zip code)

(303) 454-5500

Registrant’s telephone number, including area code

Rhonda Mills

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end: June 30

Date of reporting period: July 1, 2013 - December 31, 2013

Item 1. Reports to Stockholders.

Wakefield FUNDS

SEMI-ANNUAL REPORT

December 31, 2013

Wakefield Managed Futures Strategy Fund

www.WakefieldFunds.com | 1-855-243-1815

Wakefield Managed Futures Strategy Fund	Shareholder Letter
December 31, 2013 (Unaudited)

Dear Shareholder:

The Wakefield Managed Futures Strategy Fund (the “Fund”) commenced investment operations on September 10, 2012. Currently, the Fund offers Class A Shares (WKFAX - 931046 106) and Class I Shares (WKFIX - 931046 304).

The period ending December 31, 2013 marked the Fund’s fifth full fiscal quarter of trading. The performance of both A Shares and I Shares were down slightly for the six month period ended December 31, 2013. Specifically, Class A Shares were -0.11% and Class I Shares were -0.11%. During this period, the Fund outperformed the Newedge CTA Index (the “Managed Futures Proxy”) which returned -0.27%. In addition, the Fund underperformed the S&P 500® Total Return Index (the “Equities Index”) which returned +16.31% for the period.

The Fund’s objective is to generate “absolute returns” which refers to a strategy that pursues returns independent of a traditional benchmark, like a stock or bond index, by investing in alternative asset classes. The Fund seeks to achieve its investment goal by allocating assets to two principal strategies: (1) Managed Futures and (2) Fixed Income. Based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund allocates approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy.

The primary return driver of the Fund is the Managed Futures component. Managed Futures is a strategy within the “alternative investment” asset class, and generally refers to an actively managed investment approach in which a professional investment manager (“Commodity Trading Advisor”) manages assets directly or through underlying funds, utilizing a proprietary trading program and/or discretionary methodology. Depending on the specific focus and trading approach, portfolio diversification may be focused on a certain market/sector or may represent a globally diversified portfolio mix consisting of a wide array of futures, options and foreign exchange contracts.

Wakefield Advisors (“Wakefield), who acts as Portfolio Manager for the Fund, delegates the management of the Fund’s Managed Futures component to one or more Sub-Advisers (“Commodity Trading Advisors”). Wakefield oversees the identification, selection and ongoing monitoring of a diversified composite of Commodity Trading Advisors who employ a variety of Managed Futures strategies. Capital not allocated to Managed Futures is invested in a traditional fixed income strategy managed by sub manager, Logan Circle Partners.

Currently, the Fund accesses exposure to Commodity Trading Advisor programs using the DB Select platform, through a Total Return Swap transaction. DB Select is Deutsche Bank’s $5.5 billion market leading facility for liquid alternative strategies, including Managed Futures trading. As of December 31, 2013, Wakefield had selected nine independent Commodity Trading Advisors who received a specified allocation of the Fund’s Managed Futures component. Wakefield has

Semi-Annual Report | December 31, 2013	1

Wakefield Managed Futures Strategy Fund	Shareholder Letter
December 31, 2013 (Unaudited)

strategically structured the underlying Managed Futures portfolio to achieve diversification of strategies, markets, geographic regions and investment methodologies with the overall goal of generating consistent, long-term performance to investors. An investment in the Fund is intended to balance an investor’s existing asset mix by providing a core diversifying component that has the potential to weather a variety of market and economic conditions and enhance overall portfolio returns.

We appreciate your participation in the Wakefield Managed Futures Strategy Fund and look forward to providing you with innovative alternative investment solutions.

Sincerely,

Patrick J. Kane	Patrick F. Hart III
Managing Member	Managing Member
Co-Portfolio Manager	Co-Portfolio Manager

The Fund, the Sub-Advisers, and the Underlying Strategies may use aggressive investment strategies, which are riskier than those used by typical mutual funds. If the Fund and Sub-Advisers are unsuccessful in applying these investment strategies, the Fund and you may lose more money than if you had invested in another fund that did not invest aggressively. The Fund is subject to risks associated with the Sub-Advisers making trading decisions independently, investing in other investment companies, using a particular style or set of styles, basing investment decisions on historical relationships and correlations, trading frequently, using leverage, making short sales, being non-diversified, and investing in securities with low correlation to the market. The use of leverage may magnify losses.

THERE IS RISK OF LOSS. YOU CAN LOSE MONEY IN A MANAGED FUTURES PROGRAM. Diversification does not eliminate the risk of experiencing investment losses. Investors should carefully consider the investment objectives, risks, charges and expenses.

One may not invest directly in an index.

Patrick J. Kane and Patrick F Hart III are Registered Representatives of ALPS Distributors, Inc.

2	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Portfolio Review
December 31, 2013 (Unaudited)

The Portfolio’s performance figures for the period ended December 31, 2013, as compared to its benchmark:

	3 Months	6 Months	1 Year	Since Inception*
Wakefield Managed Futures Strategy Fund Class A (NAV)	1.61%	-0.11%	-3.08%	-4.31%
Wakefield Managed Futures Strategy Fund Class A (MOP)**	-4.26%	-5.88%	-8.62%	-8.55%
Wakefield Managed Futures Strategy Fund Class I	1.61%	-0.11%	-2.98%	-4.24%
Newedge CTA Index	3.51%	-0.27%	0.73%	-2.06%
S&P 500 Total Return Index	10.51%	16.31%	32.39%	24.45%

The performance data quoted here represents past performance and is not a guarantee of future results. Investment return and principal value of the fund’s shares will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance comparison includes reinvestment of all dividends and capital gains and current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund’s total annual operating expenses for Class A Shares are 4.64% (2.14% after fee waiver and reimbursement) and for Class I Shares are 4.39% (1.89% after fee waiver and reimbursement) per the September 14, 2013, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-343-1815.

The Newedge CTA Index provides the market with a reliable daily performance benchmark of major commodity trading advisors (CTAs). The Newedge CTA Index calculates the daily rate of return for a pool of CTAs selected from the largest investible CTA program as measured by assets under management. Selection of the pool of qualified CTAs used in the construction of the index is conducted annually, with re-balancing on January 1st of each year. For 2013, there are 20 selected CTAs in the Newedge CTA Index.

The Newedge CTA Index allows market participants and investors to:

•	Measure aggregate CTA performance on a daily basis
•	Track the performance of a CTA (or a pool of CTAs) against the market
•	Assess the performance of Managed Futures Funds against an index with the same accuracy as is already possible for other asset classes.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of the 500 largest U.S. capitalization stocks and performance does not take into account charges, fees and other expenses.

*	The Wakefield Managed Futures Strategy Fund began investment operations September 10, 2012 which is the inception date for Class A shares and Class I shares.
**

Performance shown for the Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Assets Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

Semi-Annual Report | December 31, 2013	3

Wakefield Managed Futures Strategy Fund	Portfolio Review
December 31, 2013 (Unaudited)

The chart represents historical performance of a hypothetical investment of $10,000 in the Class A Shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Asset Allocation as of December 31, 2013

These allocations may not reflect the current or future position of the Fund.

4	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Disclosure of Fund Expenses
December 31, 2013 (Unaudited)

As a shareholder of the Wakefield Managed Futures Strategy Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2013 and held until December 31, 2013.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as sales charges, redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expense Ratio(a)	Expenses Paid During period 7/1/13 - 12/31/13(b)

Class A
Actual	$ 1,000.00	$998.90	2.14%	$ 10.78
Hypothetical (5% return before expenses)	$ 1,000.00	$1,014.42	2.14%	$ 10.87
Class I
Actual	$ 1,000.00	$998.90	1.89%	$ 9.52
Hypothetical (5% return before expenses)	$ 1,000.00	$1,015.68	1.89%	$ 9.60

(a)	The Fund’s expense ratios have been based on the Fund’s most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365.

Semi-Annual Report | December 31, 2013	5

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
December 31, 2013 (Unaudited)

Principal Amount		Value (Note 2)

AGENCY PASS-THROUGH SECURITIES: 2.38%
Federal Home Loan Mortgage Corp. (FHLMC): 2.12%
	FHLMC
$65,000	1.000%, 02/24/16	$65,082
75,000	1.000%, 03/21/16	75,121
210,000	1.000%, 10/13/15	210,049
55,000	1.060%, 01/06/16	55,005
		405,257
Federal National Mortgage Association (FNMA): 0.26%
	FNMA
50,000	1.000%, 07/29/16	50,027

	Total Agency Pass-Through Securities (Cost $455,845)	455,284

ASSET-BACKED SECURITIES: 5.55%

	Ally Master Owner Trust
115,000	1.037%, 01/15/16	115,030
	AmeriCredit Automobile Receivables Trust 2013-4
75,000	0.740%, 11/08/16	75,083
	ARI Fleet Lease Trust 2012-B
78,974	0.467%, 06/15/16(a)(b)	78,897
	Bayview Financial Acquisition Trust
23,259	0.752%, 08/28/44(a)	23,220
	CNH Equipment Trust 2012-A
89,650	0.940%, 05/15/17	89,889
	CNH Equipment Trust 2012-D
100,000	0.650%, 05/16/16	100,102
	GE Equipment Midticket LLC Series 2011-1
75,000	1.420%, 05/22/15	75,596
	Honda Auto Receivables 2012-3 Owner Trust
2,995	0.460%, 01/15/14	2,995
	M&T Bank Auto Receivables Trust 2013-1
100,000	1.060%, 07/15/16(b)	100,616
	Macquarie Equipment Funding Trust 2012-A
65,467	0.610%, 10/20/14(b)	65,337

See Notes to Consolidated Financial Statements.
6	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
December 31, 2013 (Unaudited)

Principal Amount		Value (Note 2)

	Navistar Financial Owner Trust 2012-A
$24,931	0.850%, 06/18/14(b)	$24,935
	Nelnet Education Loan Funding, Inc.
36,647	0.378%, 08/26/19	36,636
	Nissan Master Owner Trust Receivables 2012-A
37,000	0.638%, 05/15/17(a)	37,119
	SLM Student Loan Trust 2005-4
54,601	0.318%, 04/26/21(a)	54,490
	SLM Student Loan Trust 2005-9
29,659	0.308%, 01/25/23(a)	29,659
	SLM Student Loan Trust 2006-9
117,477	0.328%, 10/25/22(a)	116,923
	SLM Student Loan Trust 2012-5
36,400	0.365%, 07/25/14(a)	36,393
		1,062,920

	Total Asset-Backed Securities (Cost $1,061,820)
		1,062,920

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.86%
Federal Home Loan Mortgage Corp (FHLMC): 1.52%
	FHLMC, REMICS
101,684	0.317%, 04/15/18(a)	101,543
73,384	2.500%, 10/15/18	75,344
9,746	4.500%, 02/15/19	9,805
70,724	5.000%, 05/15/34	75,520
27,385	5.500%, 11/15/16	28,777
		290,989
Federal National Mortgage Association (FNMA): 0.81%
	FNMA, REMICS
93,351	3.000%, 12/25/20	96,571
57,868	4.350%, 03/25/34	59,006
		155,577
Government National Mortgage Association (GNMA): 0.53%
	GNMA, REMICS
53,212	4.000%, 03/16/23	55,970

See Notes to Consolidated Financial Statements.
Semi-Annual Report | December 31, 2013	7

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
December 31, 2013 (Unaudited)

Principal Amount		Value (Note 2)
Government National Mortgage Association (GNMA): 0.53% (continued)
$44,417	4.500%, 01/16/38	$45,546
		101,516

	Total Collateralized Mortgage Obligations (Cost $545,667)	548,082

COMMERCIAL MORTGAGE-BACKED SECURITIES: 16.65%
Commercial Mortgage-Backed Securities: 14.19%
	Ally Auto Receivables Trust 2012-SN1
104,235	0.510%, 12/22/14	104,251
	AmeriCredit Automobile Receivables Trust 2011-3
28,685	1.170%, 01/08/16	28,704
	AmeriCredit Automobile Receivables Trust 2012-3
40,347	0.710%, 03/08/14	40,358
	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-3
56,548	5.742%, 06/10/39(a)	56,845
	Bear Stearns Commercial Mortgage Securities Trust 2004- PWR5
101,692	4.978%, 07/11/42(a)	103,441
	Bear Stearns Commercial Mortgage Securities Trust 2004- TOP16
94,527	4.750%, 10/13/14(a)	96,586
	Bear Stearns Commercial Mortgage Securities Trust 2005- PWR8
73,287	4.674%, 06/11/15	76,257
	Bear Stearns Commercial Mortgage Securities Trust 2005- TOP18
71,092	4.933%, 02/13/42(a)	73,681
	Citigroup Commercial Mortgage Trust 2004-C1
47,929	5.582%, 04/15/40(a)	48,310
	Citigroup Commercial Mortgage Trust 2004-C2
148,192	4.733%, 10/15/41	150,821
	COMM Mortgage Trust 2012-LC4
108,045	1.156%, 07/10/16	108,390
	Commercial Mortgage Trust 2004-GG1
37,139	5.317%, 06/10/36(a)	37,341
	Credit Suisse First Boston Mortgage Securities Corp. 2005- C1
44,762	5.014%, 01/15/15(a)	46,064
	Fannie Mae-Aces 2013-M5
94,339	0.595%, 08/25/15	94,198

See Notes to Consolidated Financial Statements.
8	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
December 31, 2013 (Unaudited)

Principal Amount		Value (Note 2)
Commercial Mortgage-Backed Securities: 14.19% (continued)
	Ford Credit Floorplan Master Owner Trust 2011-1
$100,000	0.767%, 02/15/16(a)	$100,063
	Ford Credit Floorplan Master Owner Trust 2013-1
100,000	0.547%, 01/15/18(a)	100,170
	GE Capital Commercial Mortgage Corp. Trust 2004-C3
91,295	5.189%, 07/10/39(a)	92,540
	GE Dealer Floorplan Master Notes Trust 2012-1
110,000	0.737%, 02/20/17(a)	110,371
	HSBC Home Equity Loan Trust 2005-1
42,674	0.457%, 01/20/34(a)	42,473
	HSBC Home Equity Loan Trust USA 2006-1
103,818	0.327%, 01/20/36(a)	101,608
	HSBC Home Equity Loan Trust USA 2006-2
31,329	0.317%, 03/20/36(a)	30,741
	JP Morgan Chase Commercial Mortgage Securities Corp. Trust 2004-C2
24,938	5.441%, 05/15/41(a)	25,037
	JP Morgan Chase Commercial Mortgage Securities Corp. Trust 2011-C4
13,844	1.525%, 11/15/15(b)	13,861
	JP Morgan Chase Commercial Mortgage Securities Corp. Trust 2011-C5
116,880	1.600%, 05/15/16	117,881
	LB-UBS Commercial Mortgage Trust 2004-C6
73,961	5.020%, 08/15/29(a)	74,922
	LB-UBS Commercial Mortgage Trust 2004-C7
26,519	4.475%, 10/15/29	27,129
29,975	4.786%, 10/15/29(a)	30,429
	LB-UBS Commercial Mortgage Trust 2004-C8
136,916	4.799%, 12/15/29(a)	139,278
	Morgan Stanley Capital I Trust 2012-C4
82,769	1.085%, 08/15/16	82,973
	SLM Student Loan Trust 2006-2
62,910	0.328%, 10/25/22(a)	62,756
	SLM Student Loan Trust 2006-4
62,456	0.318%, 04/25/23(a)	62,484
	SLM Student Loan Trust 2007-2
125,335	0.238%, 07/25/17(a)	125,102
	SLM Student Loan Trust 2013-1
122,176	0.315%, 01/25/15(a)	122,081
	WFRBS Commercial Mortgage Trust 2011-C3
103,215	1.988%, 01/15/16(b)	104,437

See Notes to Consolidated Financial Statements.
Semi-Annual Report | December 31, 2013	9

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
December 31, 2013 (Unaudited)

Principal Amount		Value (Note 2)
Commercial Mortgage-Backed Securities: 14.19% (continued)
	WFRBS Commercial Mortgage Trust 2011-C5
$56,206	1.456%, 07/15/16	$56,591
	World Omni Master Owner Trust 2013-1-A
30,000	0.518%, 02/16/16(a)(b)	30,027
		2,718,201
Mortgage Securities: 2.46%
	CFCRE Commercial Mortgage Trust 2011-C2
25,051	1.558%, 05/15/16	25,186
	Commercial Mortgage Trust 2005-GG3
40,000	4.799%, 12/10/14(a)	41,057
	Fannie Mae Pool
77,765	5.500%, 12/01/18	83,236
	Government National Mortgage Association
40,114	3.000%, 12/16/38	41,464
	JP Morgan Chase Commercial Mortgage Securities Corp.
100,000	4.878%, 12/15/14	102,706
	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9
65,310	5.755%, 07/12/14(a)	66,456
	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2
75,000	4.738%, 07/15/42	78,172
	WFRBS Commercial Mortgage Trust 2012-C6
32,635	1.081%, 07/15/16	32,708
		470,985

	Total Commercial Mortgage-Backed Securities (Cost $3,213,594)	3,189,186

CORPORATE BONDS: 29.80%
Basic Materials: 1.01%
	Monsanto Co.
90,000	0.438%, 11/07/16(a)	90,114
	Rio Tinto Finance USA, Ltd., Sr. Unsec. Notes
100,000	8.950%, 05/01/14	102,724
		192,838
Communications: 3.56%
	AT&T, Inc., Sr. Unsec. Notes
140,000	0.624%, 02/12/16(a)	139,802

See Notes to Consolidated Financial Statements.
10	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
December 31, 2013 (Unaudited)

Principal Amount		Value (Note 2)
Communications: 3.56% (continued)
	NBCUniversal Enterprise, Inc., Sr. Unsec. Notes
$100,000	0.781%, 04/15/16(a)(b)	$100,603
	NBCUniversal Media, LLC, Sr. Unsec. Notes
100,000	2.100%, 04/01/14	100,433
	Time Warner Cable, Inc., Sr. Unsec. Notes
100,000	7.500%, 04/01/14	101,666
	Verizon Communications, Inc., Sr. Unsec. Notes
90,000	0.442%, 03/06/15(a)(b)	89,874
	Vodafone Group PLC, Sr. Unsec. Notes
150,000	0.623%, 02/19/16(a)	150,010
		682,388
Consumer, Cyclical: 2.43%
	Johnson Controls, Inc., Sr. Unsec. Notes
100,000	0.652%, 02/04/14(a)	100,045
	Nissan Motor Acceptance Corp.
60,000	0.946%, 09/26/16(a)(b)	60,360
	Nissan Motor Acceptance Corp., Sr. Unsec. Notes
100,000	4.500%, 01/30/15(b)	103,975
	Volkswagen International Finance N.V.
200,000	0.677%, 11/18/16(a)(b)	200,596
		464,976
Consumer, Non-cyclical: 4.27%
	AbbVie, Inc.
100,000	0.998%, 11/06/15(a)	101,075
	Campbell Soup Co., Sr. Unsec. Notes
100,000	0.542%, 08/01/14(a)	100,146
	Express Scripts Holding Co., Sr. Unsec. Notes
175,000	2.750%, 11/21/14	178,409
	Kimberly-Clark Corp., Sr. Unsec. Notes
90,000	0.394%, 05/15/16(a)	90,098
	Merck & Co. Inc
100,000	0.428%, 05/18/16(a)	100,357
	Quest Diagnostics, Inc., Sr. Unsec. Notes
100,000	1.098%, 03/24/14(a)	100,132
	Teva Pharmaceutical Finance III BV, Sr. Unsec. Notes
150,000	0.746%, 03/21/14(a)	150,119
		820,336

See Notes to Consolidated Financial Statements.
Semi-Annual Report | December 31, 2013	11

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
December 31, 2013 (Unaudited)

Principal Amount		Value (Note 2)
Financials: 14.18%
	Abbey National Treasury Services PLC/London
$100,000	3.875%, 11/10/14(b)	$102,750
	Bank of Nova Scotia
100,000	1.850%, 01/12/15	101,538
	BNP Paribas SA
50,000	0.832%, 12/12/16(a)	50,109
	BNP Paribas SA, Sr. Unsec. Notes, Series MTN
135,000	2.995%, 12/20/14(a)	138,225
	Capital One Financial Corp., Sr. Unsec. Notes
150,000	1.394%, 07/15/14(a)	150,699
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Sr. Unsec. Notes
80,000	2.125%, 10/13/15	82,098
	Credit Agricole SA
250,000	1.096%, 10/03/16(a)(b)	250,846
	Fifth Third Bank
200,000	0.647%, 02/26/16(a)	200,157
	General Electric Capital Corp., Sr. Unsec. Notes
100,000	1.279%, 07/02/15(a)	101,260
	Genworth Global Funding Trusts, Sr. Unsec. Notes, Series MTN
70,000	0.434%, 04/15/14(a)	69,945
	HSBC Bank USA, Sub. Notes
100,000	4.625%, 04/01/14	101,036
	KeyBank NA
250,000	0.727%, 11/25/16(a)	250,606
	New York Life Global Funding, Sec. Notes
100,000	0.800%, 02/12/16(b)	100,505
	PNC Bank NA
250,000	0.557%, 04/29/16(a)	250,266
	Pricoa Global Funding I, Sec. Notes
100,000	5.450%, 06/11/14(b)	102,149
	Royal Bank of Canada
100,000	1.125%, 07/22/16	100,065
	SunTrust Banks, Inc., Sr. Unsec. Notes
80,000	3.600%, 04/15/16	84,307
	The Bank of New York Mellon Corp.
50,000	0.469%, 03/04/16(a)	49,951
	The Goldman Sachs Group, Inc., Sr. Unsec. Notes
100,000	0.747%, 01/12/15(a)	99,965
	The Goldman Sachs Group, Inc., Sr. Unsec. Notes, Series MTN
100,000	1.239%, 11/21/14(a)	100,541

See Notes to Consolidated Financial Statements.
12	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
December 31, 2013 (Unaudited)

Principal Amount		Value (Note 2)
Financials: 14.18% (continued)
	The Toronto-Dominion Bank, Sr. Unsec. Notes, Series MTN
$100,000	0.418%, 05/01/15(a)	$100,129
	Wells Fargo & Co.
130,000	0.772%, 07/20/16(a)	130,544
		2,717,691
Industrials: 1.83%
	Canadian National Railway Co.
110,000	0.438%, 11/06/15(a)	110,131
	Caterpillar Financial Services Corp.
150,000	0.477%, 02/26/16(a)	150,218
	Rockwell Collins, Inc.
90,000	0.593%, 12/15/16(a)	90,065
		350,414
Technology: 1.55%
	Dell, Inc., Sr. Unsec. Notes
40,000	0.848%, 04/01/14(a)	39,841
	Hewlett-Packard Co., Sr. Unsec. Notes
150,000	1.794%, 09/19/14(a)	151,300
	Xerox Corp., Sr. Unsec. Notes
105,000	1.058%, 05/16/14(a)	105,097
		296,238
Utilities: 0.97%
	Duke Energy Corp., Sr. Unsec. Notes
60,000	6.300%, 02/01/14	60,265
	Georgia Power Co., Sr. Unsec. Notes
40,000	0.563%, 03/15/16(a)	40,025
	NextEra Energy Capital Holdings, Inc.
85,000	1.339%, 09/01/15	85,601
		185,891

	Total Corporate Bonds (Cost $5,701,514)	5,710,772

See Notes to Consolidated Financial Statements.
Semi-Annual Report | December 31, 2013	13

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
December 31, 2013 (Unaudited)

Principal Amount		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS: 0.66%

Supranational Union: 0.66%
	European Investment Bank
$125,000	1.500%, 05/15/14	$125,589

	Total Foreign Government Obligations (Cost $125,577)	125,589

MUNICIPAL BONDS: 4.84%

	Maine Municipal Bond Bank
65,000	1.068%, 06/01/15	64,998
	Nebraska State Public Power District, General Taxable Revenue Bonds, Series A
40,000	5.140%, 01/01/14	40,000
	New York State Dormitory Authority, Personal Income Tax Revenue Bonds (Economic Development and Housing), Series A
55,000	5.600%, 12/15/14	57,758
	Raleigh Durham Airport Authority
70,000	5.000%, 05/01/16	74,022
	South Carolina State Public Service Authority
105,000	1.044%, 06/01/15(a)	105,327
	South Carolina State Public Service Authority, Revenue Bonds, Series A
100,000	5.000%, 01/01/17	100,000
	State of California, Recreational Facilities Improvements, Ad Valorem Property Tax, General Obligation Unlimited, Federally Taxable
75,000	5.250%, 04/01/14	75,895
	State of Illinois, Ad Valorem Property Tax, General Obligation Unlimited, Federally Taxable
60,000	4.071%, 01/01/14	60,000
	State of Ohio, Hamilton County, Sewer System Revenue
160,000	0.803%, 12/01/15	160,562
	State of Texas, Harris County, Refunding Taxable Revenue Bonds (Highway Revenue Tolls), Sr. Lien, Series C
95,000	2.440%, 08/15/15	97,531

See Notes to Consolidated Financial Statements.
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Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
December 31, 2013 (Unaudited)

Principal Amount		Value (Note 2)
	State of Wisconsin, General Fund Annual Appropriations Revenue, Federally Taxable, Series A
$90,000	0.798%, 05/01/15	$90,480
		926,573

	Total Municipal Bonds (Cost $927,829)	926,573

	Total Investments: 62.74% (Cost $12,031,846)	12,018,406

	Net Other Assets and Liabilities: 37.26%	7,136,361(c)

	Net Assets: 100.00%	$19,154,767

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at December 31, 2013.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,529,768, representing 7.99% of net assets.

(c)	Includes cash which is being held as collateral for swap contracts.

Total Return Swap	Unrealized Depreciation
Deutsche Bank AG London Branch total return swap related to the Wakefield TRS Tracker Series A Index effective September 21, 2012 for 5 years unless earlier terminated. Return to the Fund is based on the total return of the Index which includes an index sponsor fee of 0.75% per annum on the notional amount of the Index. The notional amount of the Index is $22,730,106.	$(789,894)
Total Net Unrealized Depreciation on Swap Contracts	$(789,894)

See Notes to Consolidated Financial Statements.
Semi-Annual Report | December 31, 2013	15

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
December 31, 2013 (Unaudited)

Investment Abbreviations:

BA - Bankers Acceptance.

BV - Besloten Vennootschap is a Dutch private limited liability company.

LLC - Limited Liability Company.

Ltd. - Limited.

MTN - Medium Term Notes.

NA - National Association.

N.V. - Naamloze Vennootschap is a Dutch public limited liability corporation.

PLC - Public Limited Company.

REMICS - Real Estate Mortgage Investment Conduits.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

Sec. - Secured.

Sr. - Senior.

Sub. - Subordinated.

Unsec. - Unsecured.

See Notes to Consolidated Financial Statements.
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Wakefield Managed Futures Strategy Fund	Consolidated Statement of Assets and Liabilities
December 31, 2013 (Unaudited)

ASSETS:
Investments, at value	$12,018,406
Deposit with broker for swap contracts	4,263,000
Cash	244,617
Receivable for investments sold	3,557,623
Receivable for shares sold	23,737
Interest receivable	34,844
Prepaid expenses and other assets	37,134
Total assets	20,179,361

LIABILITIES:
Unrealized loss on swap contracts	789,894
Payable due to advisor	15,160
Payable for investments purchased	115,087
Payable for shares redeemed	16,741
Payable for administration fees	17,126
Payable for audit and legal fees	46,627
Payable for fund servicing fees (Note 7)	6,625
Payable for distribution and service fees
Class A	1,578
Payable for transfer agency fees	5,558
Payable to trustees	167
Payable for chief compliance officer fee	3,063
Accrued expenses and other liabilities	6,968
Total liabilities	1,024,594
NET ASSETS	$19,154,767

NET ASSETS CONSIST OF:

Paid-in capital	$20,178,809
Accumulated net investment loss	(202,943)
Accumulated net realized loss on investments and swap contracts	(17,765)
Net unrealized depreciation on investments and swap contracts	(803,334)
NET ASSETS	$19,154,767

INVESTMENTS, AT COST	$12,031,846

  See Notes to Consolidated Financial Statements.

Semi-Annual Report | December 31, 2013	17

Wakefield Managed Futures Strategy Fund	Consolidated Statement of Assets and Liabilities
December 31, 2013 (Unaudited)

PRICING OF SHARES:
Class A:
Net Asset Value, offering and redemption price per share	$9.44
Net Assets	$7,079,978
Shares of beneficial interest outstanding	750,203
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price	$10.02

Class I:
Net Asset Value, offering and redemption price per share	$9.45
Net Assets	$12,074,789
Shares of beneficial interest outstanding	1,277,372

  See Notes to Consolidated Financial Statements.

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Wakefield Managed Futures Strategy Fund	Consolidated Statement of Operations
For the Six Months Ended December 31, 2013 (Unaudited)

INVESTMENT INCOME:
Interest	$64,957
Total Investment Income	64,957

EXPENSES:
Investment advisory fees	159,544
Administrative fees	89,999
Fund servicing fees (Note 7)	39,748
Distribution and service fees
Class A	9,606
Transfer agency fees	21,500
Legal and audit fees	6,445
Custodian fees	5,533
Trustees’ fees and expenses	6,167
Chief compliance officer fees	17,646
Offering costs (Note 2)	21,044
Registration/filing fees	23,859
Other	19,418
Total expenses before waiver/reimbursement	420,509
Less fees waived/reimbursed by investment advisor (Note 7)	(195,059)
Total Net Expenses	225,450
NET INVESTMENT LOSS	(160,493)

Net realized gain on investments	867
Net change in unrealized appreciation of investments	18,996
Net change in unrealized appreciation on swap contracts	96,779
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	116,642
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(43,851)

  See Notes to Consolidated Financial Statements.

Semi-Annual Report | December 31, 2013	19

Wakefield Managed Futures Strategy Fund	Consolidated Statement of Changes in Net Assets

	For the Six Months Ended December 31, 2013 (Unaudited)	For the Period September 10, 2012 (Inception) to June 30, 2013
OPERATIONS:
Net investment loss	$(160,493)	$(202,211)
Net realized gain/(loss) on investments	867	(7,002)
Net change in unrealized appreciation/ (depreciation) on investments and swap contracts	115,775	(919,109)
Net decrease in net assets resulting from operations	(43,851)	(1,128,322)

SHARE TRANSACTIONS (Note 6):
Class A
Proceeds from sales of shares	1,159,065	8,023,601
Cost of shares redeemed, net of redemption fees	(1,336,520)	(555,099)
Class I
Proceeds from sales of shares	1,745,445	19,452,640
Cost of shares redeemed, net of redemption fees	(5,632,192)	(2,630,001)
Net increase/(decrease) from share transactions	(4,064,201)	24,291,141

Net increase/(decrease) in net assets	(4,108,052)	23,162,819

NET ASSETS:
Beginning of period	23,262,819	100,000
End of period*	$19,154,767	$23,262,819

*Includes accumulated net investment loss of:	$(202,943)	$(42,450)

Other Information:
SHARE TRANSACTIONS:
Class A
Sold	123,221	822,192
Redeemed	(143,005)	(57,205)
Net increase/(decrease) in shares outstanding	(19,784)	764,987

Class I
Sold	187,367	1,959,086
Redeemed	(599,515)	(274,566)
Net increase/(decrease) in shares outstanding	(412,148)	1,684,520

  See Notes to Consolidated Financial Statements.

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Wakefield Managed Futures Strategy Fund – Class A	Consolidated Financial Highlights
For a share outstanding throughout the periods presented.

	For the Six Months Ended December 31, 2013(a) (Unaudited)		For the Period September 10, 2012 (Inception) to June 30, 2013(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.45		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.07)		(0.11)
Net realized and unrealized gain/(loss) on investments	0.06		(0.44)
Total from investment operations	(0.01)		(0.55)
REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 6)	0.00	(c)	0.00	(c)
DECREASE IN NET ASSET VALUE	(0.01)		(0.55)
NET ASSET VALUE, END OF PERIOD	$9.44		$9.45

TOTAL RETURN(d)	(0.11%)	(e)	(5.50%)	(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$7,080		$7,280

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	3.85%	(f)	4.35%	(f)
Operating expenses including fee waivers/reimbursements	2.14%	(f)	2.14%	(f)
Net investment loss including fee waivers/reimbursements	(1.57%)	(f)	(1.48%)	(f)

PORTFOLIO TURNOVER RATE	42%	(e)	85%	(e)

(a)	Per share amounts and ratios to average net assets include income and expenses of the WMFS Fund Limited (wholly-owned subsidiary), exclusive of the subsidiary’s management fee.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not annualized.
(f)	Annualized.

  See Notes to Consolidated Financial Statements.

Semi-Annual Report | December 31, 2013	21

Wakefield Managed Futures Strategy Fund – Class I	Consolidated Financial Highlights
For a share outstanding throughout the periods presented.

	For the Six Months Ended December 31, 2013(a) (Unaudited)		For the Period September 10, 2012 (Inception) to June 30, 2013(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.46		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.06)		(0.11)
Net realized and unrealized gain/(loss) on investments	0.05		(0.43)
Total from investment operations	(0.01)		(0.54)
REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 6)	–		0.00	(c)
DECREASE IN NET ASSET VALUE	(0.01)		(0.54)
NET ASSET VALUE, END OF PERIOD	$9.45		$9.46

TOTAL RETURN	(0.11%)	(d)	(5.40%)	(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$12,075		$15,983

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	3.61%	(e)	4.43%	(e)
Operating expenses including fee waivers/reimbursements	1.89%	(e)	1.89%	(e)
Net investment loss including fee waivers/reimbursements	(1.33%)	(e)	(1.37%)	(e)

PORTFOLIO TURNOVER RATE	42%	(d)	85%	(d)

(a)	Per share amounts and ratios to average net assets include income and expenses of the WMFS Fund Limited (wholly-owned subsidiary), exclusive of the subsidiary’s management fee.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

  See Notes to Consolidated Financial Statements.

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Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
December 31, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

The Wakefield Alternative Series Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on September 30, 2011 as a Delaware statutory trust. The Trust currently offers shares of beneficial interest (“shares”) of the Wakefield Managed Futures Strategy Fund (the “Fund”). The Fund commenced investment operations on September 10, 2012.

The Fund is a diversified portfolio which seeks to generate absolute returns. The Fund currently offers Class A shares, Class C shares and Class I shares. The Board of Trustees (the “Trustees”) may establish additional Funds and classes of shares at any time in the future without shareholder approval.

The Fund did not have any operations before September 10, 2012, other than those relating to the sale and issuance of 10,000 common shares, in the amount of 5,000 and 5,000 shares for Class A and Class I shares, respectively, to Wakefield Advisors, LLC (“Wakefield Advisors” or the “Advisor”). The Class C shares are currently not operational as of June 30, 2013.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates: The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the consolidated financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The consolidated financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2013.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the period ended December 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Investments in a Wholly-Owned Subsidiary: The Wakefield Managed Futures Strategy Fund seeks exposure by investing in securities of limited partnerships, corporations, limited liability companies and other types of pooled investment vehicles, including commodity pools (collectively,

Semi-Annual Report | December 31, 2013	23

Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
December 31, 2013 (Unaudited)

“Underlying Funds”) as well as in swap contracts and structured notes through investments in the WMFS Fund Limited, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Wakefield Advisors acts as investment advisor to the Fund and the investment advisor to the Subsidiary. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS rulings.

Basis for Consolidation for the Wakefield Managed Futures Strategy Fund: The Subsidiary, a Cayman Islands exempted company, was incorporated on April 10, 2012 as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives. As a wholly-owned subsidiary of the Fund, all assets and liabilities, income and expense of the portfolio are consolidated in the financial statements and financial highlights of the Fund. As of December 31, 2013, the net assets of the Fund are $19,154,767 of which $3,497,171, or 18.26% are represented in the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Portfolio Valuation: The net asset value (“NAV”) will be computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

U.S. Government and Agency Securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. All other debt securities having a remaining maturity of greater than 60 days, are typically valued by using market quotations or a matrix method provided by a pricing service. Debt securities having a maturity of less than 60 days are valued at amortized cost. If prices are not available from the pricing service, then the securities will be priced at “fair value”.

Swaps are priced based on valuations provided by an independent and/or executing broker, pricing service and/or Sub-Administrator if available. If a price is not available, then “fair-value” procedures will be used.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the high cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that

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Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
December 31, 2013 (Unaudited)

certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses: Expenses that are specific to a class of shares of the Fund are charged directly to that share class. All of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Offering Cost: Offering costs consisting primarily of legal fees related to preparing the initial registration statement, printing expenses for the initial registration statement and blue sky registration fees are deferred and will be amortized over a twelve month period from the inception of Fund. As of December 31, 2013, all offering costs were fully amortized for the Fund.

Organizational Cost: Wakefield Advisors, on behalf of the Fund has assumed organizational costs of $35,840 for the Trust. The Advisor shall be entitled to recoup such amounts for a period of up to three years from the date such amounts were assumed.

Distributions: The Fund intends to distribute substantially all of its net investment income at least quarterly and net capital gains annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in capital, depending upon the type of book/tax differences that may exist.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Semi-Annual Report | December 31, 2013	25

Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
December 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of December 31, 2013:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Agency Pass-Through Securities	$–	$455,284	$–	$455,284
Asset-Backed Securities	–	1,062,920	–	1,062,920
Collateralized Mortgage Obligations	–	548,082	–	548,082
Commercial Mortgage-Backed Securities	–	3,189,186	–	3,189,186
Corporate Bonds	–	5,710,772	–	5,710,772
Foreign Government Obligations	–	125,589	–	125,589
Municipal Bonds	–	926,573	–	926,573
TOTAL	$–	$12,018,406	$–	$12,018,406

Other Financial Instruments(a)
Liabilities:
Total Return Swap Contacts	$–	$(789,894)	$–	$(789,894)
TOTAL	$–	$(789,894)	$–	$(789,894)

(a)	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as swap contracts.

For the six months ended December 31, 2013, there have been no significant changes to the Funds’ fair value methodologies. Additionally, there were no transfers into or out of Levels 1 and 2 during the six months ended December 31, 2013. It is the Funds’ policy to recognize transfers at the end of the reporting period.

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Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
December 31, 2013 (Unaudited)

For six months ended December 31, 2013, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

NOTE 3 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following discloses the Fund’s use of derivative instruments and hedging activities.

The Fund may use derivatives (including futures, options and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Market Risk Factors: In pursuit of its investment objective, the Fund seeks to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks

Semi-Annual Report | December 31, 2013	27

Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
December 31, 2013 (Unaudited)

are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Swap Agreements: The Fund may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams

28	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
December 31, 2013 (Unaudited)

are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Wakefield Advisor’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Derivatives Instruments: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

Semi-Annual Report | December 31, 2013	29

Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
December 31, 2013 (Unaudited)

The effect of derivatives instruments on the Consolidated Statement of Assets and Liabilities as of December 31, 2013:

Derivatives Not Accounted for as Hedging Instruments	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Fair Value	Liabilities Derivatives Consolidated Statement of Assets and Liabilities Location	Fair Value

Equity Contracts (Total Return Swaps)		$–	Unrealized loss on swap contracts	$789,894

		$–		$789,894

The effect of derivatives instruments on the Consolidated Statement of Operations for the six months ending December 31, 2013:

Derivatives Instruments	Location of Loss on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain on Derivatives Recognized in Income
Equity Contracts (Total Return Swaps)	Net change in unrealized appreciation on swap contracts	$–	$96,779

		$–	$96,779

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

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Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
December 31, 2013 (Unaudited)

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of December 31, 2013:

				Gross Amounts Not Offset in the Statement of Financial Position
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Net Amount
Total Return Swaps	$789,894	$–	$789,894	$–	$(789,894)	$–
Total	$789,894	$–	$789,894	$–	$(789,894)	$–

(a)	These amounts are limited to the derivative liability balance and, accordingly, do not include excess collateral pledged.

NOTE 4 – TAX BASIS INFORMATION

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of December 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Cost of investments for income tax purposes	$12,031,847

Gross appreciation (excess of value over tax cost)	$20,683
Gross depreciation (excess of tax cost over value)	(34,124)
Net unrealized depreciation	$(13,441)

The Fund has elected to defer to the period ending June 30, 2014, capital losses recognized during the period November 1, 2012 to June 30, 2013, in the amount of $18,632 and late year ordinary losses in the amount of $42,450.

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

There were no distributions paid by the Fund during the period ended December 31, 2013.

Semi-Annual Report | December 31, 2013	31

Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
December 31, 2013 (Unaudited)

NOTE 5 – SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding U.S. Government Obligations short-term securities during the six months ended December 31, 2013, were as follows:

Cost of Investments Purchased	Proceeds From Investments Sold
$ 5,663,715	$ 8,035,671

Purchases and sales of securities, including only U.S. Government Obligations during the six months ended December 31, 2013, were as follows:

Cost of Investments Purchased	Proceeds From Investments Sold
$ 656,264	$ 1,628,093

NOTE 6 – BENEFICIAL INTEREST TRANSACTIONS

The Trust has an unlimited number of shares with no par value per share. The Fund charges a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares in the Fund. The Fund received $846 in redemption fees during the period ended December 31, 2013.

Principal Shareholders: A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. As of December 31, 2013, the following were shareholders that owned greater than 5% or greater of any class of the Fund’s outstanding shares:

Class A

UBS Wealth Management

Class I

NFS LLC

NOTE 7 – INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS

Wakefield Advisors serves as the investment advisor to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) with the Fund, Wakefield Advisors is entitled to an investment advisory fee, computed daily and payable monthly of 1.40% of the average daily net assets.

The Trust and Wakefield Advisors have entered into an investment sub-advisory agreement with Logan Circle Partners, L.P. (“Logan Circle Partners” or the “Sub-Advisor”). Pursuant to this agreement, the Advisor pays the Sub-Advisor a monthly fee that varies depending on the amount of assets under the Sub-Advisor’s management.

32	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
December 31, 2013 (Unaudited)

The Advisor has contractually agreed to waive management fees and/or reimburse the Fund for expenses it incurs, at least until October 31, 2014, but only to the extent necessary to maintain the Fund’s total annual operating expenses (including offering and organization costs) after fee waivers and/or reimbursement (excluding 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) at 1.89% of the average daily net assets with respect to each share class. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees. For the six months ended December 31, 2013 the fee waivers and/or reimbursements were $195,059.

As of December 31, 2013, waivers or reimbursements (including offering costs and the previously waived organizational costs) that may potentially be made by the Fund to the Advisor were as follows:

Expiring	Amount
May 24, 2016	$35,840
June 30, 2016	365,143
June 30, 2017	195,059
$596,042

Distribution Agreement: ALPS Distributors, Inc. (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust. The offering of the Fund’s shares is continuous.

The Fund has adopted a Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 of the 1940 Act, which allows the Fund to pay for the sale and distribution of its shares at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A shares and up to 1.00% of the Fund’s average daily net assets attributable to Class C shares.

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“ALPS”) serves as Administrator pursuant to a Fund Accounting and Administration Agreement with the Trust. As such, ALPS provides all necessary administration, bookkeeping and pricing services to the Fund, including portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Transfer Agency and Service Agreement: ALPS serves as transfer agent and dividend disbursing agent to the Fund pursuant to a Transfer Agency and Service Agreement with the Trust. Under the Transfer Agency and Service Agreement, ALPS has agreed to: (i) issue and redeem shares of the Fund; (ii) make dividend payments and other distributions to shareholders of the Fund; (iii) responds to correspondence by the Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Fund.

Acquired Fund Fees and Expenses: The Subsidiary has entered into a separate contract with Pyxis Global Financial Services, LLC (“Pyxis”) pursuant to which the Subsidiary pays for fund services at

Semi-Annual Report | December 31, 2013	33

Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
December 31, 2013 (Unaudited)

the following notional asset levels and annual rates; notional asset levels of $156,000,000 or less the monthly minimum of $6,500, $156,000,001 to $500,000,000 at 0.05%, $500,000,001 to $1,000,000,000 at 0.03%, and $1,000,000,001 and greater at 0.02%. The fees are due and payable to Pyxis monthly.

Wakefield Advisors is responsible for the Subsidiary’s day-to-day business pursuant to an investment advisory agreement with the Subsidiary. Under this agreement, the Advisor provides the Subsidiary with the same type of management services, under the same terms, as are provided to the Fund. The advisory agreement with the Subsidiary provides for automatic termination upon the termination of the investment advisory agreement with respect to the Fund. The Fund pays the Advisor a fee for its services. The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless it first obtains the prior approval of the Fund’s Board of Trustees for such termination.

The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Wakefield Fund. The Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency and audit services that it receives.

NOTE 8 – INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9 – TRUSTEE AND OFFICERS

The Fund does not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Wakefield Advisor or its affiliates, except as noted below. As of June 30, 2013, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each and “Independent Trustee”). The Fund pays each Independent Trustee an annual fee of $4,000, as well as reimbursement for any reasonable expenses incurred attending the meetings. The Trust does not have a bonus, profit sharing, pension or retirement plan.

NOTE 10 – SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

34	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Additional Information
December 31, 2013 (Unaudited)

1. PROXY VOTING GUIDELINES

Wakefield Advisors is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that Wakefield Advisors uses in fulfilling this responsibility and information regarding how those proxies were voted since inception are available without charge upon request by calling 1-855-243-1815. These items are also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO DISCLOSURE

Wakefield Advisors files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-855-243-1815. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Semi-Annual Report | December 31, 2013	35

INTENTIONALLY LEFT BLANK

Must be preceded or accompanied by a prospectus.

Fund distributed by ALPS Distributors, Inc.

Wakefield FUNDS

Item 2. Code of Ethics.

Not applicable to this report.

Item 3. Audit Committee Financial Expert.

Not applicable to this report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6. Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant.

Item 10. Submission of Matters to Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in

2

Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable.

(b)	A certification of the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wakefield Alternative Series Trust

By:	/s/ Patrick F. Hart III
Patrick F. Hart III, President
(Principal Executive Officer)
Date:	March 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick F. Hart III
Patrick F. Hart III, President
(Principal Executive Officer)
Date:	March 7, 2014

By:	/s/ Patrick J. Kane
Patrick J. Kane, Treasurer
(Principal Financial Officer)
Date:	March 7, 2014

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